Distribution Date:	04/12/24	COMM 2014-CCRE19 Mortgage Trust
Determination Date:	04/08/24
Next Distribution Date:	05/10/24
Record Date:	03/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592GAY9	1.415000%	69,931,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592GAZ6	2.965000%	168,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592GBA0	3.530000%	15,824,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592GBB8	3.499000%	94,344,000.00	5,346,602.33	1,741,385.53	15,589.80	0.00	0.00	1,756,975.33	3,605,216.80	59.12%	30.00%
A-4	12592GBC6	3.532000%	190,000,000.00	25,732,012.94	25,732,012.94	75,737.89	0.00	0.00	25,807,750.83	0.00	0.00%	30.00%
A-5	12592GBD4	3.796000%	283,135,000.00	283,135,000.00	45,380,337.22	895,650.38	0.00	0.00	46,275,987.60	237,754,662.78	59.12%	30.00%
A-M	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00	43.95%	22.38%
B	12592GBG7	4.703000%	55,773,000.00	55,773,000.00	0.00	218,583.68	0.00	0.00	218,583.68	55,773,000.00	34.50%	17.63%
C	12592GBJ1	4.762533%	52,837,000.00	52,837,000.00	0.00	209,698.29	0.00	0.00	209,698.29	52,837,000.00	25.55%	13.13%
D	12592GAG8	4.762533%	64,579,000.00	64,579,000.00	0.00	256,299.68	0.00	0.00	256,299.68	64,579,000.00	14.61%	7.63%
E	12592GAJ2	4.262533%	23,483,000.00	23,483,000.00	0.00	83,414.22	0.00	0.00	83,414.22	23,483,000.00	10.64%	5.63%
F	12592GAL7	3.413000%	13,210,000.00	13,210,000.00	0.00	37,571.44	0.00	0.00	37,571.44	13,210,000.00	8.40%	4.50%
G	12592GAN3	3.413000%	13,209,000.00	13,209,000.00	0.00	37,568.60	0.00	0.00	37,568.60	13,209,000.00	6.16%	3.38%
H*	12592GAQ6	3.413000%	39,628,569.00	36,365,429.21	0.00	122,523.39	0.00	0.00	122,523.39	36,365,429.21	0.00%	0.00%
V	12592GAT0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592GAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592GAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,162,572.00	663,200,044.48	72,853,735.69	2,257,039.37	0.00	0.00	75,110,775.06	590,346,308.79

X-A	12592GBE2	0.924315%	911,443,000.00	403,743,615.27	0.00	310,988.48	0.00	0.00	310,988.48	330,889,879.58
X-B	12592GAA1	0.030571%	108,610,000.00	108,610,000.00	0.00	2,766.94	0.00	0.00	2,766.94	108,610,000.00
X-C	12592GAC7	0.805844%	36,693,000.00	36,693,000.00	0.00	24,640.69	0.00	0.00	24,640.69	36,693,000.00
X-D	12592GAE3	1.349533%	52,837,569.00	49,574,429.21	0.00	55,751.94	0.00	0.00	55,751.94	49,574,429.21
Notional SubTotal			1,109,583,569.00	598,621,044.48	0.00	394,148.05	0.00	0.00	394,148.05	525,767,308.79

Deal Distribution Total					72,853,735.69	2,651,187.42	0.00	0.00	75,504,923.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592GAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592GAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592GBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592GBB8	56.67135515	18.45783017	0.16524421	0.00000000	0.00000000	0.00000000	0.00000000	18.62307439	38.21352497
A-4	12592GBC6	135.43164705	135.43164705	0.39862047	0.00000000	0.00000000	0.00000000	0.00000000	135.83026753	0.00000000
A-5	12592GBD4	1,000.00000000	160.27809073	3.16333332	0.00000000	0.00000000	0.00000000	0.00000000	163.44142406	839.72190927
A-M	12592GBF9	1,000.00000000	0.00000000	3.40000000	0.00000000	0.00000000	0.00000000	0.00000000	3.40000000	1,000.00000000
B	12592GBG7	1,000.00000000	0.00000000	3.91916662	0.00000000	0.00000000	0.00000000	0.00000000	3.91916662	1,000.00000000
C	12592GBJ1	1,000.00000000	0.00000000	3.96877737	0.00000000	0.00000000	0.00000000	0.00000000	3.96877737	1,000.00000000
D	12592GAG8	1,000.00000000	0.00000000	3.96877747	0.00000000	0.00000000	0.00000000	0.00000000	3.96877747	1,000.00000000
E	12592GAJ2	1,000.00000000	0.00000000	3.55211089	0.00000000	0.00000000	0.00000000	0.00000000	3.55211089	1,000.00000000
F	12592GAL7	1,000.00000000	0.00000000	2.84416654	0.00000000	0.00000000	0.00000000	0.00000000	2.84416654	1,000.00000000
G	12592GAN3	1,000.00000000	0.00000000	2.84416686	0.00000000	0.00000000	0.00000000	0.00000000	2.84416686	1,000.00000000
H	12592GAQ6	917.65688562	0.00000000	3.09179446	(0.48182537)	8.12417476	0.00000000	0.00000000	3.09179446	917.65688562
V	12592GAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592GAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592GAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592GBE2	442.97187566	0.00000000	0.34120453	0.00000000	0.00000000	0.00000000	0.00000000	0.34120453	363.03957524
X-B	12592GAA1	1,000.00000000	0.00000000	0.02547592	0.00000000	0.00000000	0.00000000	0.00000000	0.02547592	1,000.00000000
X-C	12592GAC7	1,000.00000000	0.00000000	0.67153653	0.00000000	0.00000000	0.00000000	0.00000000	0.67153653	1,000.00000000
X-D	12592GAE3	938.24205292	0.00000000	1.05515717	0.00000000	0.00000000	0.00000000	0.00000000	1.05515717	938.24205292

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	15,589.80	0.00	15,589.80	0.00	0.00	0.00	15,589.80	0.00
A-4	03/01/24 - 03/30/24	30	0.00	75,737.89	0.00	75,737.89	0.00	0.00	0.00	75,737.89	0.00
A-5	03/01/24 - 03/30/24	30	0.00	895,650.38	0.00	895,650.38	0.00	0.00	0.00	895,650.38	0.00
A-M	03/01/24 - 03/30/24	30	0.00	304,402.00	0.00	304,402.00	0.00	0.00	0.00	304,402.00	0.00
B	03/01/24 - 03/30/24	30	0.00	218,583.68	0.00	218,583.68	0.00	0.00	0.00	218,583.68	0.00
C	03/01/24 - 03/30/24	30	0.00	209,698.29	0.00	209,698.29	0.00	0.00	0.00	209,698.29	0.00
D	03/01/24 - 03/30/24	30	0.00	256,299.68	0.00	256,299.68	0.00	0.00	0.00	256,299.68	0.00
E	03/01/24 - 03/30/24	30	0.00	83,414.22	0.00	83,414.22	0.00	0.00	0.00	83,414.22	0.00
F	03/01/24 - 03/30/24	30	0.00	37,571.44	0.00	37,571.44	0.00	0.00	0.00	37,571.44	0.00
G	03/01/24 - 03/30/24	30	0.00	37,568.60	0.00	37,568.60	0.00	0.00	0.00	37,568.60	0.00
H	03/01/24 - 03/30/24	30	341,043.47	103,429.34	0.00	103,429.34	(19,094.05)	0.00	0.00	122,523.39	321,949.42
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/24 - 03/30/24	30	0.00	310,988.48	0.00	310,988.48	0.00	0.00	0.00	310,988.48	0.00
X-B	03/01/24 - 03/30/24	30	0.00	2,766.94	0.00	2,766.94	0.00	0.00	0.00	2,766.94	0.00
X-C	03/01/24 - 03/30/24	30	0.00	24,640.69	0.00	24,640.69	0.00	0.00	0.00	24,640.69	0.00
X-D	03/01/24 - 03/30/24	30	0.00	55,751.94	0.00	55,751.94	0.00	0.00	0.00	55,751.94	0.00
Totals			341,043.47	2,632,093.37	0.00	2,632,093.37	(19,094.05)	0.00	0.00	2,651,187.42	321,949.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592GBG7	4.703000%	55,773,000.00	55,773,000.00	0.00	218,583.68	0.00	0.00	218,583.68	55,773,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592GBJ1	4.762533%	52,837,000.00	52,837,000.00	0.00	209,698.29	0.00	0.00	209,698.29	52,837,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			198,140,000.03	198,140,000.00	0.00	732,683.97	0.00	0.00	732,683.97	198,140,000.00

Exchangeable Certificate Details
PEZ	12592GBH5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	75,504,923.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,644,904.92	Master Servicing Fee	9,442.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,170.14
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	285.54
ARD Interest	0.00	Operating Advisor Fee	913.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,811.52
Total Interest Collected	2,644,904.92

Principal		Expenses/Reimbursements
Scheduled Principal	1,339,618.17	Reimbursement for Interest on Advances	6,025.40
Unscheduled Principal Collections		ASER Amount	(35,438.91)
Principal Prepayments	71,514,117.52	Special Servicing Fees (Monthly)	9,896.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	423.01
Total Principal Collected	72,853,735.69	Total Expenses/Reimbursements	(19,094.05)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,651,187.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	72,853,735.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	75,504,923.11
Total Funds Collected	75,498,640.61	Total Funds Distributed	75,498,640.58

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	663,200,044.48	663,200,044.48	Beginning Certificate Balance	663,200,044.48
(-) Scheduled Principal Collections	1,339,618.17	1,339,618.17	(-) Principal Distributions	72,853,735.69
(-) Unscheduled Principal Collections	71,514,117.52	71,514,117.52	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	590,346,308.79	590,346,308.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	663,265,728.47	663,265,728.47	Ending Certificate Balance	590,346,308.79
Ending Actual Collateral Balance	590,405,284.25	590,405,284.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP
4,999,999 or less	6	18,533,838.00	3.14%	3	4.8799	2.776928	1.29 or less	8	199,164,290.73	33.74%	4	4.6036	0.833112
5,000,000 to 9,999,999	7	47,721,982.08	8.08%	4	4.6661	1.527023	1.30 to 1.39	1	19,357,669.58	3.28%	3	4.5360	1.380000
10,000,000 to 14,999,999	3	38,112,786.90	6.46%	4	4.7702	1.406152	1.40 to 1.59	2	19,115,202.63	3.24%	3	4.8412	1.519454
15,000,000 to 24,999,999	4	87,962,204.71	14.90%	3	4.4208	1.262282	1.60 to 1.79	5	76,112,322.50	12.89%	3	4.5993	1.702284
25,000,000 to 49,999,999	3	93,486,690.36	15.84%	4	4.5794	1.329714	1.80 to 1.99	3	16,480,574.62	2.79%	4	4.9250	1.896188
50,000,000 or greater	1	63,932,949.63	10.83%	4	4.8185	0.440000	2.00 or greater	5	19,520,391.62	3.31%	4	4.6885	3.017699
Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956	Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	240,595,857.11	40.76%	4	4.7077	NAP
							Defeased	23	240,595,857.11	40.76%	4	4.7077	NAP
California	8	121,330,465.60	20.55%	4	4.7047	0.785650
							Lodging	7	78,322,229.46	13.27%	3	4.6829	1.706598
Florida	3	31,317,453.70	5.30%	3	4.6710	1.919722
							Mixed Use	2	27,191,387.77	4.61%	3	4.3640	1.159395
Georgia	1	27,650,035.89	4.68%	3	4.6200	1.710000
							Mobile Home Park	3	13,498,841.65	2.29%	4	4.7490	1.650000
Indiana	2	8,667,545.52	1.47%	4	4.7490	1.650000
							Office	8	138,343,728.74	23.43%	4	4.7606	0.910574
Maryland	2	26,549,663.11	4.50%	3	4.4886	1.485646
							Retail	6	87,049,480.79	14.75%	4	4.4330	1.226393
Michigan	1	5,926,511.78	1.00%	4	4.7500	1.840000
							Self Storage	2	5,344,783.27	0.91%	3	4.8524	3.969121
New Jersey	3	15,382,520.74	2.61%	3	4.8384	1.634180
							Totals	51	590,346,308.79	100.00%	4	4.6627	1.332956
New York	2	65,836,654.47	11.15%	4	4.5624	1.170002

North Carolina	1	2,202,053.58	0.37%	2	5.0400	4.710000

Ohio	2	29,533,345.62	5.00%	4	4.3404	1.307071

South Carolina	1	5,723,669.21	0.97%	3	4.7000	0.450000

Tennessee	1	3,142,729.69	0.53%	3	4.7210	3.450000

Virginia	1	6,487,802.77	1.10%	3	4.7500	1.460000

Totals	51	590,346,308.79	100.00%	4	4.6627	1.332956

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	5	98,585,430.79	16.70%	4	4.3683	1.220372	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	16	241,972,999.25	40.99%	4	4.7220	1.206579	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	9,192,021.64	1.56%	3	5.0823	3.169678	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956	49 months or greater	24	349,750,451.68	59.24%	4	4.6318	1.262061
								Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP
	60 months or less	24	349,750,451.68	59.24%	4	4.6318	1.262061	Interest Only	2	59,075,000.00	10.01%	4	4.4102	0.977694
61 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956	84 months or greater	22	290,675,451.68	49.24%	4	4.6768	1.319853
								Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	240,595,857.11	40.76%	4	4.7077	NAP			No outstanding loans in this group
Underwriter's Information		3	27,354,838.90	4.63%	4	4.8142	1.691131
	12 months or less	20	315,203,619.25	53.39%	4	4.6221	1.213234
	13 months to 24 months	1	7,191,993.53	1.22%	4	4.3610	1.770000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	590,346,308.79	100.00%	4	4.6627	1.332956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308076	OF	San Diego	CA	Actual/360	4.819%	265,862.30	141,620.43	0.00	N/A	08/06/24	--	64,074,570.06	63,932,949.63	04/06/24
2	30308077	RT	Snellville	GA	Actual/360	4.460%	216,046.62	105,199.73	0.00	N/A	08/06/24	--	56,254,002.00	56,148,802.27	04/06/24
7	30294122	RT	New York	NY	Actual/360	4.440%	151,021.67	0.00	0.00	N/A	08/06/24	--	39,500,000.00	39,500,000.00	04/06/24
8	30308079	LO	Healdsburg	CA	Actual/360	4.750%	72,747.64	49,077.83	0.00	N/A	08/06/24	--	17,785,500.40	17,736,422.57	04/06/24
9	30308080	LO	Sonoma	CA	Actual/360	4.750%	50,618.34	34,148.71	0.00	N/A	08/06/24	--	12,375,281.75	12,341,133.04	04/06/24
10	30294060	OF	Rochester	NY	Actual/360	4.746%	107,874.54	58,975.46	0.00	N/A	08/06/24	--	26,395,629.93	26,336,654.47	03/06/24
11	30294055	RT	Warrensville Heights	OH	Actual/360	4.261%	90,843.86	59,385.35	0.00	N/A	08/06/24	--	24,761,434.84	24,702,049.49	04/06/24
12	30294011	LO	Savannah	GA	Actual/360	4.620%	110,176.01	43,976.08	0.00	N/A	07/06/24	--	27,694,011.97	27,650,035.89	04/06/24
13	30308081	LO	Orlando	FL	Actual/360	4.549%	95,500.30	52,283.97	0.00	N/A	07/06/24	--	24,379,769.61	24,327,485.64	04/06/24
15	30308083	OF	Danbury	CT	Actual/360	5.039%	80,463.27	108,232.31	0.00	N/A	08/06/24	--	18,543,602.49	18,435,370.18	04/06/24
16	30294117	OF	Tulsa	OK	Actual/360	4.850%	95,049.67	50,065.58	0.00	N/A	08/06/24	--	22,758,817.44	22,708,751.86	04/06/24
17	30308084	MF	Denver	CO	Actual/360	4.625%	96,093.24	43,881.24	0.00	N/A	08/06/24	--	24,128,031.68	24,084,150.44	04/06/24
19	30294090	OF	West Bloomfield	MI	Actual/360	4.550%	83,498.63	49,013.11	0.00	N/A	08/06/24	--	21,311,241.12	21,262,228.01	04/06/24
21	30308085	MH	Berlin	MD	Actual/360	4.569%	73,089.11	18,576,859.51	0.00	N/A	08/06/24	--	18,576,859.51	0.00	04/06/24
22	30308086	OF	Columbia	MD	Actual/360	4.536%	75,762.31	38,723.67	0.00	N/A	07/06/24	--	19,396,393.25	19,357,669.58	04/06/24
23	30308087	MU	San Francisco	CA	Actual/360	4.350%	73,324.69	0.00	0.00	N/A	07/05/24	--	19,575,000.00	19,575,000.00	03/05/24
26	30308088	IN	Boston	MA	Actual/360	4.743%	67,390.13	0.00	0.00	N/A	07/06/24	--	16,500,000.00	16,500,000.00	04/06/24
27	30294137	MH	Various	Various	Actual/360	4.749%	55,325.95	30,214.33	0.00	N/A	08/06/24	--	13,529,055.98	13,498,841.65	04/06/24
28	30308089	MU	New York	NY	Actual/360	3.850%	39,709.26	11,977,655.90	0.00	N/A	07/06/24	--	11,977,655.90	0.00	04/06/24
29	30294069	LO	San Diego	CA	Actual/360	4.670%	48,311.73	27,146.35	0.00	N/A	08/06/24	--	12,013,691.74	11,986,545.39	04/06/24
30	30293936	OF	Woodcliff Lake	NJ	Actual/360	4.888%	53,259.68	26,027.74	0.00	N/A	07/06/24	--	12,653,427.60	12,627,399.86	04/06/24
31	30293977	MF	Baltimore	MD	Actual/360	4.540%	47,467.52	12,141,755.56	0.00	N/A	07/06/24	--	12,141,755.56	0.00	04/06/24
32	30293808	LO	Laramie	WY	Actual/360	4.980%	36,917.98	29,592.51	0.00	N/A	06/06/24	--	8,608,933.99	8,579,341.48	04/06/24
33	30294001	RT	Lorton	VA	Actual/360	4.284%	36,593.16	9,919,532.87	0.00	N/A	07/06/24	--	9,919,532.87	0.00	04/06/24
35	30308091	OF	Mount Laurel	NJ	Actual/360	4.950%	34,695.17	17,747.73	0.00	N/A	07/06/24	--	8,139,629.46	8,121,881.73	04/06/24
36	30308092	MF	Clarkston	GA	Actual/360	4.400%	34,164.42	9,017,001.96	0.00	N/A	07/06/24	--	9,017,001.96	0.00	04/06/24
38	30294101	MU	San Francisco	CA	Actual/360	4.400%	28,920.73	16,648.51	0.00	N/A	08/06/24	--	7,633,036.28	7,616,387.77	04/06/24
39	30308094	OF	Sacramento	CA	Actual/360	4.747%	30,347.07	16,584.92	0.00	N/A	08/06/24	--	7,424,007.46	7,407,422.54	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	30308095	RT	Hyattsville	MD	Actual/360	4.361%	27,072.13	17,041.57	0.00	N/A	08/06/24	--	7,209,035.10	7,191,993.53	04/06/24
41	30308096	LO	San Francisco	CA	Actual/360	4.990%	31,720.27	13,857.63	0.00	N/A	08/06/24	--	7,382,052.11	7,368,194.48	04/06/24
44	30308099	RT	Charlottesville	VA	Actual/360	4.750%	26,588.19	12,535.36	0.00	N/A	07/06/24	--	6,500,338.13	6,487,802.77	04/06/24
45	30294061	OF	Saint Clair Shores	MI	Actual/360	4.750%	24,295.33	13,263.28	0.00	N/A	08/06/24	--	5,939,775.06	5,926,511.78	04/06/24
46	30308100	MF	Baltimore	MD	Actual/360	4.440%	25,167.89	6,582,709.91	0.00	N/A	07/06/24	--	6,582,709.91	0.00	04/06/24
47	30308101	MF	Jacksonville	FL	Actual/360	4.530%	22,366.98	13,225.88	0.00	N/A	08/06/24	--	5,733,898.85	5,720,672.97	04/06/24
49	30308102	RT	Boiling Springs	SC	Actual/360	4.700%	23,210.09	11,149.66	0.00	N/A	07/06/24	--	5,734,818.87	5,723,669.21	04/06/24
50	30308103	RT	Canton	GA	Actual/360	4.878%	21,569.59	11,250.73	0.00	N/A	08/06/24	--	5,135,532.83	5,124,282.10	04/06/24
51	30294121	LO	Columbus	OH	Actual/360	4.800%	18,115.19	15,118.63	0.00	N/A	08/06/24	--	4,382,708.26	4,367,589.63	04/06/24
53	30293993	MF	Orlando	FL	Actual/360	4.550%	18,968.98	7,788.20	0.00	N/A	07/05/24	--	4,841,428.24	4,833,640.04	04/05/24
55	30308105	LO	Lakeland	FL	Actual/360	5.092%	16,736.09	12,762.05	0.00	N/A	08/06/24	--	3,816,861.75	3,804,099.70	04/06/24
56	30293938	OF	Merrick	NY	Actual/360	4.870%	17,436.63	8,481.19	0.00	N/A	07/06/24	--	4,157,475.96	4,148,994.77	04/06/24
57	30308106	Various Portland		ME	Actual/360	4.900%	16,481.89	7,931.54	0.00	N/A	07/06/24	--	3,906,176.34	3,898,244.80	04/06/24
58	30308107	MH	Wawarsing	NY	Actual/360	4.569%	13,552.95	3,444,715.98	0.00	N/A	08/06/24	--	3,444,715.98	0.00	04/06/24
59	30308108	RT	Costa Mesa	CA	Actual/360	4.700%	13,970.11	7,812.68	0.00	N/A	07/06/24	--	3,451,778.47	3,443,965.79	04/06/24
60	30293933	LO	Saint Augustine	FL	Actual/360	5.100%	14,038.52	10,759.59	0.00	N/A	07/05/24	--	3,196,627.95	3,185,868.36	04/05/24
61	30293912	SS	Various	Various	Actual/360	5.102%	14,262.90	6,916.93	0.00	N/A	07/05/24	--	3,246,445.24	3,239,528.31	04/05/24
62	30308109	SS	Clarksville	TN	Actual/360	4.721%	12,805.05	7,107.15	0.00	N/A	07/06/24	--	3,149,836.84	3,142,729.69	04/06/24
64	30294116	OF	Deptford Township	NJ	Actual/360	4.611%	10,956.77	4,365.29	0.00	N/A	08/06/24	--	2,759,486.17	2,755,120.88	04/06/24
66	30308110	SS	Mount Holly	NC	Actual/360	5.040%	9,577.66	4,780.38	0.00	N/A	06/06/24	--	2,206,833.96	2,202,053.58	04/06/24
68	30308112	MF	Cedar City	UT	Actual/360	5.350%	7,603.97	5,407.01	0.00	N/A	07/06/24	--	1,650,544.99	1,645,137.98	04/06/24
69	30293886	MH	Apache Junction	AZ	Actual/360	5.000%	7,332.74	3,403.69	0.00	N/A	07/06/24	--	1,703,088.62	1,699,684.93	04/06/24
Totals							2,644,904.92	72,853,735.69	0.00				663,200,044.48	590,346,308.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(558,337.00)	2,597,185.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,266,036.91	2,049,020.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,770,103.71	2,592,266.65	01/01/23	09/30/23	--	0.00	0.00	166,736.35	166,736.35	0.00	0.00
11	2,324,394.88	2,387,127.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,263,974.76	3,566,897.15	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,986,987.75	3,596,802.44	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,096,354.25	2,058,744.44	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,988,329.15	583,837.00	01/01/23	12/31/23	01/08/24	4,893,750.00	18,310.10	54,930.31	54,930.31	222,929.55	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	2,294,991.85	2,653,801.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,529,628.04	1,169,475.77	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,168,645.94	1,388,001.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,372,992.73	1,551,084.88	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,314,393.46	1,411,540.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	856,269.40	441,998.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	957,937.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	657,253.19	428,896.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,029,191.84	886,873.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	291,076.00	236,858.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,523,271.49	1,321,981.15	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	288,284.29	458,084.10	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	890,656.09	613,621.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	869,358.80	833,935.46	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	360,285.29	371,862.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	821,979.67	818,850.86	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	35,364,059.99	34,018,747.64				4,893,750.00	18,310.10	221,666.66	221,666.66	222,929.55	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	30308085	18,534,253.92	Payoff Prior to Maturity	0.00	0.00
28	30308089	11,947,043.92	Payoff Prior to Maturity	0.00	0.00
31	30293977	12,119,226.67	Payoff Prior to Maturity	0.00	0.00
33	30294001	9,902,781.33	Payoff Prior to Maturity	0.00	0.00
36	30308092	9,002,091.81	Payoff Prior to Maturity	0.00	0.00
46	30308100	6,571,904.26	Payoff Prior to Maturity	0.00	0.00
58	30308107	3,436,815.61	Payoff Prior to Maturity	0.00	0.00
Totals		71,514,117.52		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	71,514,117.52	4.662719%	4.636883%	4
03/12/24	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	4,301,786.73	4.631336%	4.605401%	5
02/12/24	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	42,617,065.97	4.632603%	4.606384%	6
01/12/24	0	0.00	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651098%	4.625795%	7
12/12/23	0	0.00	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651184%	4.625879%	8
11/10/23	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651272%	4.625966%	9
10/13/23	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651356%	4.626048%	10
09/12/23	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	50,824,942.26	4.651443%	4.626133%	11
08/11/23	0	0.00	0	0.00	0	0.00	1	50,927,562.44	0	0.00	0	0.00	0	0.00	0	0.00	4.719010%	4.693329%	12
07/12/23	0	0.00	0	0.00	0	0.00	1	51,029,683.72	0	0.00	0	0.00	0	0.00	0	0.00	4.719092%	4.693410%	13
06/12/23	0	0.00	0	0.00	0	0.00	1	51,139,328.52	0	0.00	0	0.00	0	0.00	0	0.00	4.719179%	4.693495%	14
05/12/23	0	0.00	0	0.00	0	0.00	1	51,240,420.27	0	0.00	0	0.00	0	0.00	0	0.00	4.719259%	4.693573%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30294060	03/06/24	0	B	166,736.35	166,736.35	343.34	26,395,629.93	02/15/24	98
23	30308087	03/05/24	0	B	54,930.31	54,930.31	236,667.44	19,575,000.00	11/07/23	13
Totals					221,666.66	221,666.66	237,010.78	45,970,629.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		590,346,309	590,346,309	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	590,346,309	590,346,309	0	0	0	0
Mar-24	663,200,044	643,625,044	0	19,575,000	0	0
Feb-24	668,996,621	649,421,621	19,575,000	0	0	0
Jan-24	713,028,032	693,453,032	0	0	19,575,000	0
Dec-23	714,436,682	694,861,682	0	0	19,575,000	0
Nov-23	715,922,414	696,347,414	0	19,575,000	0	0
Oct-23	717,319,412	697,744,412	19,575,000	0	0	0
Sep-23	718,793,912	718,793,912	0	0	0	0
Aug-23	771,106,913	771,106,913	0	0	0	0
Jul-23	772,588,894	772,588,894	0	0	0	0
Jun-23	774,156,519	774,156,519	0	0	0	0
May-23	775,626,047	775,626,047	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30294060	26,336,654.47	26,395,629.93	44,500,000.00	06/09/14	2,393,774.65	1.20000	09/30/23	08/06/24	243
23	30308087	19,575,000.00	19,575,000.00	28,500,000.00	05/20/14	539,961.00	0.63000	12/31/23	07/05/24	I/O
Totals		45,911,654.47	45,970,629.93	73,000,000.00		2,933,735.65

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30294060	OF	NY	02/15/24	98

3.5.2024: Loan transferred to SS on 2.16.2024, due to imminent default under loan docs as a result of primary tenant, Nixon Peabody noticing borrower of their intent not to renew their lease and go dark on 8.1.2024 (ahead of their stated lease expiration on 7.31.2025. Following SS initial call with borrower on 2.28.2024 and subsequent to SS initial intake call with DCH on 3.4.2024, SS instructed counsel to pursue enforcement action filings in accordance with loan agreement/PSA.

23	30308087	MU	CA	11/07/23	13

04/05/2024: Loan transferred to Special Servicer due to payment default. 11/07/2023. Collateral is a Class B office property located in The South Financial District submarket in San Francisco, California. The Property is directly across the street from the Transbay Transit Center. The 37,089 rentable square foot building stands six floors over a finished basement and is leased to a mix of tenants. Legal counsel has been engaged. Receiver took control 02/26/24.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30294095	0.00	5.67333%	0.00	5.67333%	10	09/19/22	09/19/22	10/28/22
8	30308079	19,898,348.33	4.75000%	19,898,348.33	4.75000%	8	05/29/20	05/27/20	06/04/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/27/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
9	30308080	13,845,416.58	4.75000%	13,845,416.58	4.75000%	8	05/29/20	04/01/20	06/05/20
9	30308080	13,787,207.48	4.75000%	13,787,207.48	4.75000%	8	07/09/20	07/01/20	07/20/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/28/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
25	30294026	16,190,836.94	4.99000%	16,190,836.94	4.99000%	8	05/29/20	05/06/20	06/05/20
29	30294069	13,190,326.63	4.67000%	13,190,326.63	4.67000%	8	05/28/20	07/06/20	05/29/20
37	30308093	8,236,501.49	5.15600%	8,236,501.49	5.15600%	8	07/15/20	05/06/20	07/21/20
37	30308093	0.00	5.15600%	0.00	5.15600%	8	12/28/20	07/06/20	01/08/21
41	30308096	0.00	4.99000%	0.00	4.99000%	8	09/30/21	09/30/21	06/16/22
Totals		37,617,665.06		37,617,665.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30294095	09/12/23	50,927,562.44	93,000,000.00	2,622,058.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	30293924	01/10/20	22,419,617.26	37,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	30294170	02/11/22	5,949,674.91	5,550,000.00	5,780,435.61	192,169.25	5,780,435.61	5,588,266.36	361,408.54	0.00	134,543.50	226,865.04	3.33%
54	30308104	05/11/18	4,430,662.80	2,320,000.00	2,209,996.45	899,763.47	2,209,996.45	1,310,232.98	3,120,429.82	0.00	84,154.11	3,036,275.71	57.84%
63	30293879	12/11/20	3,224,453.09	5,000,000.00	3,444,880.45	219,798.59	3,444,251.68	3,224,453.09	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			86,951,970.50	143,670,000.00	14,057,371.47	1,311,731.31	11,434,683.74	10,122,952.43	3,481,838.36	0.00	218,697.61	3,263,140.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30294095	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30293924	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	30294170	10/13/22	0.00	0.00	226,865.04	0.00	0.00	(131,372.97)	0.00	0.00	226,865.04
		05/12/22	0.00	0.00	358,238.01	0.00	0.00	(3,170.53)	0.00	0.00
		02/11/22	0.00	0.00	361,408.54	0.00	0.00	361,408.54	0.00	0.00
54	30308104	12/12/18	0.00	0.00	3,036,275.71	0.00	0.00	(84,154.11)	0.00	0.00	3,036,275.71
		05/11/18	0.00	0.00	3,120,429.82	0.00	0.00	3,120,429.82	0.00	0.00
63	30293879	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,263,140.75	0.00	0.00	3,263,140.75	0.00	0.00	3,263,140.75

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	5,682.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,214.06	0.00	0.00	(35,438.91)	0.00	0.00	6,045.39	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.99)	0.00	0.00	0.00
Total	0.00	0.00	9,896.45	0.00	0.00	(35,438.91)	0.00	0.00	6,025.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(19,517.06)

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Supplemental Notes
None

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